SHARES-BASED AWARDS - Grant date using Monte Carlo simulation model (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average volatility			41.90%	42.70%	58.98%	42.77%
Expected term (in years)			5 years 10 months 24 days	6 years	5 years 10 months 24 days	5 years 6 months
Risk-free interest rate			0.60%	1.10%	0.75%	2.11%
Expected dividends			0.00%	0.00%
Compensation expense	$ 24,449	$ 1,010	$ 129,244	$ 1,981	$ 4,614	$ 7,719
Share-based compensation related to Series E convertible preferred shares	$ 20,700		$ 123,600
RSU award | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average volatility			60.00%
Expected term (in years)			5 years
Risk-free interest rate			0.90%
Expected dividends			0.00%
Compensation expense			$ 0